Apr. 30, 2025
Allspring Spectrum Growth Fund | Allspring Spectrum Growth Fund (Classes A, C & Institutional)
Investment Objective
The Fund seeks capital appreciation with a secondary emphasis on current income.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 49 and 50 of the Prospectus and “Additional Purchase and Redemption Information” on page 86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 77 for further information.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	A	C	Institutional
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%	None
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	Institutional
Management Fees	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%
Other Expenses	0.54%	0.54%	0.22%
Acquired Fund Fees and Expenses	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses[2]	1.11%	1.86%	0.79%
Fee Waivers	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers2,[3]	1.04%	1.79%	0.72%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
3.	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.72% for Class A, 1.47% for Class C and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming you sold your shares, you would pay:

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$675	$901	$1,145	$1,843
Class C	$282	$578	$999	$2,174
Institutional Class	$74	$245	$432	$971
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$182	$578	$999	$2,174

Assuming you held your shares, you would pay:

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$675	$901	$1,145	$1,843
Class C	$282	$578	$999	$2,174
Institutional Class	$74	$245	$432	$971
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$182	$578	$999	$2,174

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating at least 50% and up to 70% of its assets to stock funds, at least 15% and up to 35% of its assets to bond funds, at least 5% and up to 25% of its assets to inflation sensitive funds and up to 15% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Fund is a diversified portfolio of stock, bond, inflation sensitive, and alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds, and foreign issues. Inflation sensitive holdings are allocated across funds with investment strategies commonly used to protect against the effects of inflation, which may include, but are not limited to, investments in inflation protected bonds, commodities, natural resources, precious metals, or real estate. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, risk premia, managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund that is considered an “inflation sensitive fund” or “alternative investment fund” may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the Underlying Fund’s overall strategy in determining whether it is a “stock fund,” “bond fund,” “inflation sensitive fund,” or “alternative investment fund” for purposes of making investments consistent with the Fund’s target allocations.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.

The Fund incorporates a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Tail Risk Management (TRM). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Class C as of 12/31 each year[2] (Returns do not reflect sales charges and would be lower if they did)
Highest Quarter: June 30, 2020	+15.27%
Lowest Quarter: March 31, 2020	-11.98%
Year-to-date total return as of June 30, 2025 is +6.59%

Highest Quarter: June 30, 2020	+15.27%
Lowest Quarter: March 31, 2020	-11.98%
Year-to-date total return as of June 30, 2025 is +6.59%

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)	[1],[2],[3]

Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)1,2,[3]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	2/10/2017	5.03%	6.30%	6.59%
Class C (before taxes)	9/30/2004	9.58%	6.76%	6.77%
Class C (after taxes on distributions)	9/30/2004	8.60%	4.59%	4.63%
Class C (after taxes on distributions and the sale of Fund Shares)	9/30/2004	6.94%	4.77%	4.84%
Institutional Class (before taxes)	7/31/2018	11.78%	7.91%	7.43%
Spectrum Growth Blended Index (reflects no deduction for fees, expenses, or taxes)[4]		11.79%	6.97%	7.66%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-0.33%	1.35%
1.	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
2.	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.
3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
4.	Source: Allspring Funds Management, LLC. Effective September 1, 2025, the Spectrum Growth Blended Index is composed of 45% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index,19% MSCI ACWI ex USA Index (Net), 10% Bloomberg U.S. TIPS Index and 6% ICE BofA U.S. High Yield Constrained Index. Prior to September 1, 2025, the weightings of the Spectrum Growth Blended Index were: 40% Russell 3000® Index, 17% MSCI ACWI ex USA Index (Net), 15% Bloomberg U.S. Aggregate Bond Index, 14% Bloomberg U.S. TIPS Index and 14% ICE BofA U.S. High Yield Constrained Index. Effective November 2, 2020, the WealthBuilder Growth Allocation Blended Index, which was composed of 56% Russell 3000® Index, 24% MSCI ACWI ex USA Index (Net) and 20% Bloomberg U.S. Aggregate Bond Index, was renamed the Spectrum Growth Blended Index. You cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

[1]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[2]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[3]	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.